Intangible Assets - Summary of Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning, net	₩ 3,407,124	₩ 2,632,703
Changes in accounting policy	(26,207)
Acquisition and capital expenditure	178,694	1,331,172
Disposal and termination	(15,679)	(15,417)
Amortization	(660,705)	(629,526)	₩ (635,150)
Impairment	(61,898)	(12,996)
Inclusion in scope of consolidation		93,719
Others	12,708	7,468
Ending, net	2,834,037	3,407,123
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	8,064,270	6,714,013
Ending, net	7,996,482	8,064,270
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(4,657,146)	(4,081,310)
Ending, net	(5,162,445)	(4,657,147)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	236,058	168,880
Impairment	(605)	(518)
Inclusion in scope of consolidation		67,696
Others	117
Ending, net	235,570	236,058
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	542,074	474,908
Ending, net	541,596	542,074
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(306,016)	(306,028)
Ending, net	(306,026)	(306,016)
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	335,110	418,559
Acquisition and capital expenditure	47,903	56,670
Disposal and termination	(3,019)	(3,436)
Amortization	(115,839)	(147,304)
Impairment	(1,333)
Others	9,812	10,621
Ending, net	272,634	335,110
Development costs [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,680,372	1,643,886
Ending, net	1,661,372	1,680,372
Development costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,345,262)	(1,225,327)
Ending, net	(1,388,738)	(1,345,262)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	165,944	190,241
Acquisition and capital expenditure	30,965	29,800
Disposal and termination	(1,267)	(736)
Amortization	(68,222)	(72,185)
Impairment	(1,807)	(222)
Inclusion in scope of consolidation		2,073
Others	11,768	16,973
Ending, net	137,381	165,944
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	947,312	893,500
Ending, net	978,139	947,312
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(781,368)	(703,259)
Ending, net	(840,758)	(781,368)
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	2,156,500	1,364,942
Acquisition and capital expenditure		1,110,865
Disposal and termination	(284)	(558)
Amortization	(399,382)	(318,815)
Impairment	(3,035)
Others	142	66
Ending, net	1,753,941	2,156,500
Frequency usage rights [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	3,641,231	2,530,341
Ending, net	3,622,327	3,641,231
Frequency usage rights [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,484,731)	(1,165,399)
Ending, net	(1,868,386)	(1,484,731)
Others [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	513,512	490,081
Changes in accounting policy	(26,207)
Acquisition and capital expenditure	99,826	133,837
Disposal and termination	(11,109)	(10,687)
Amortization	(77,262)	(91,222)
Impairment	(55,118)	(12,256)
Inclusion in scope of consolidation		23,950
Others	(9,131)	(20,192)
Ending, net	434,511	513,511
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,253,281	1,171,378
Ending, net	1,193,048	1,253,281
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(739,769)	(681,297)
Ending, net	₩ (758,537)	₩ (739,770)